INVESTMENTS IN REHABILITATION OBLIGATION FUNDS (Tables)	12 Months Ended
Jun. 30, 2021
Investments in rehabilitation obligation funds [Abstract]
Investments in environmental rehabilitation guarantees [text block]
Amounts in R million Note 2021 2020
Cash and cash equivalents in environmental rehabilitation trust funds 564.7 542.2

Opening balance
542.2 508.9

Growth
6 22.5 33.3
Reimbursive right for environmental rehabilitation guarantees 87.5 83.8

Opening balance
83.8 78.6

Growth
6 3.7 5.2
652.2 626.0

Sensitivity analysis for types of market risk [text block]	Amounts in R million 2021 2020 100 bp increase 5.6 5.4 100bp (decrease) (5.6) (5.4)